INTANGIBLE ASSETS, NET - Schedule of intangible assets (Details) - USD ($) $ in Thousands	Jun. 30, 2025	Dec. 31, 2024
INTANGIBLE ASSETS, NET
Cost:	$ 62,939	$ 62,720
Accumulated amortization:	(19,610)	(17,189)
Impairment :	(34,447)	(34,447)
Intangible assets, net	8,882	11,084
Computer software
INTANGIBLE ASSETS, NET
Cost:	3,710	3,513
Accumulated amortization:	(3,159)	(2,989)
Impairment :	(524)	(524)
License agreement
INTANGIBLE ASSETS, NET
Cost:	22,252	22,252
Accumulated amortization:	(5,470)	(5,470)
Impairment :	(16,782)	(16,782)
Internet domain name
INTANGIBLE ASSETS, NET
Cost:	150	150
Accumulated amortization:	(63)	(55)
Brand name
INTANGIBLE ASSETS, NET
Cost:	12,733	12,711
Accumulated amortization:	(3,131)	(3,108)
Impairment :	(9,602)	(9,602)
Strategic contract
INTANGIBLE ASSETS, NET
Cost:	20,461	20,461
Accumulated amortization:	(4,255)	(2,640)
Impairment :	(7,539)	(7,539)
Unpatented technology
INTANGIBLE ASSETS, NET
Cost:	3,633	3,633
Accumulated amortization:	$ (3,532)	$ (2,927)